THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
COMMON STOCK (84.7%)
AUSTRALIA (3.7%)
Broken Hill Proprietary Company Ltd. (Metals &
  Mining).........................................       535,805  $  7,571,996
CRA Ltd. (Metals & Mining)........................        69,700     1,041,660
CSR Ltd. (Building Materials).....................       968,933     3,589,858
Fosters Brewing Group Ltd. (Food, Beverages &
  Tobacco)........................................       575,705     1,187,980
Mayne Nickless Ltd. (Commercial Services).........       426,100     2,647,792
National Australia Bank Ltd. (Banking)............       370,605     5,083,860
North Ltd. (Metals & Mining)......................       211,500       747,725
Southcorp Holdings Ltd. (Food, Beverages &
  Tobacco)........................................       531,800     1,861,391
Westpac Banking Corp. Ltd. (Banking)..............       504,000     2,722,161
WMC Ltd. (Metals & Mining)........................       856,000     5,085,019
                                                                  ------------
                                                                    31,539,442
                                                                  ------------

BELGIUM (2.3%)
Arbed SA (Metals & Mining)+.......................        21,800     2,136,057
Banque Bruxelles Lambert SA (Banking).............         7,200     1,799,999
Credit Communal Holding/ Dexia (Banking)..........        21,600     2,146,695
Electrabel SA (Utilities).........................        22,816     5,186,613
Fortis AG (Insurance).............................        16,600     2,964,948
PetroFina SA (Oil-Production).....................         7,500     2,671,821
Solvay SA (Chemicals).............................         4,340     2,600,111
                                                                  ------------
                                                                    19,506,244
                                                                  ------------

FINLAND (1.1%)
Metra OY (Industrial).............................        34,100       930,544
Nokia AB (Telecommunications-Equipment)...........        93,680     5,840,121
Rauma OY (Machinery)..............................         3,182        65,430
UPM-Kymmene Corp. (Forest Products & Paper).......       114,300     2,613,890
                                                                  ------------
                                                                     9,449,985
                                                                  ------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------

FRANCE (7.5%)
AXA (Insurance)...................................        26,938  $  1,657,439
Canal Plus SA (Broadcasting & Publishing).........         5,400       975,195
Carrefour Supermarche SA (Retail).................         3,540     2,210,235
Castorama Dubois Investissments (Retail)..........         8,575     1,267,949
Christian Dior SA (Retail)........................         8,065     1,195,301
Colas SA (Building Materials).....................         5,600       771,438
Compagnie de Saint Gobain SA (Building
  Materials)......................................        21,663     2,902,567
Compagnie de Suez SA (Financial Services)+........        25,200     1,222,787
Compagnie Generale des Eaux (Utilities)...........        35,335     4,922,124
Credit Commercial de France SA (Banking)..........        37,880     1,680,996
Credit Local de France (Financial Services).......        17,190     1,590,474
Elf Aquitaine SA (Oil-Services)...................        46,294     4,489,500
Erid Beghin Say SA (Insurance)....................        13,510     2,048,592
Essilor International SA (Health Services)........         6,382     1,758,327
Groupe Danone (Food, Beverages & Tobacco).........         8,484     1,235,596
L'Air Liquide SA (Chemicals)......................        12,626     1,901,567
Lagardere Groupe (Entertainment, Leisure &
  Media)..........................................        28,550       883,447
Lagardere SCA (Multi - Industry)+.................         6,400       189,707
Pathe SA (Entertainment, Leisure & Media)+........         6,900     1,611,394
Peugeot SA (Automotive)...........................        24,155     2,404,585
Promodes (Retail).................................        10,450     3,525,485
Rhone-Poulenc (Chemicals).........................        52,449     1,764,064
Sanofi (Pharmaceuticals)..........................        18,768     1,752,554
Schneider SA (Electronics)........................         9,600       541,158
SEITA (Food, Beverages & Tobacco).................        65,300     2,324,961
SGS Thomson Microelectronics NV (Electronics)+....        30,000     2,313,080
Sidel SA (Machinery)+.............................        38,210     2,744,449
Societe Generale (Banking)........................        21,758     2,438,112
Synthelabo (Pharmaceuticals)......................        22,365     2,663,242
Thomson CSF (Electronics)+........................        30,600       943,737

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
FRANCE (CONTINUED)
Total SA (Oil-Services)+..........................        36,300  $  3,010,294
Union des Assurances Federales (Insurance)........        12,460     1,483,747
Usinor Sacilor (Metals & Mining)..................        97,800     1,477,966
                                                                  ------------
                                                                    63,902,069
                                                                  ------------

GERMANY (7.6%)
Allgemeine Handelsgesellschaft der Verbraucher AG
  (Retail)+.......................................         5,990     1,618,858
Allianz AG (Insurance)............................         4,260       826,580
BASF AG (Chemicals)...............................        55,820     2,153,289
Bayer AG (Chemicals)..............................       170,140     6,769,581
Bayerische Hypotheken-und Wechsel Bank AG
  (Banking).......................................       227,700     7,100,565
Bilfinger & Berger Bau AG (Construction &
  Housing)........................................        41,740     1,552,296
Colonia Konzern AG (Insurance)....................        13,450     1,227,200
Daimler Benz AG (Automotive)......................        34,280     2,545,763
Deutsche Bank AG (Banking)........................        11,600       612,266
Deutsche Telekom AG (Telecommunication
  Services).......................................       380,548     8,258,522
Douglas Holding AG (Retail).......................        45,100     1,471,503
Dresdner Bank AG (Banking)........................       104,030     3,328,162
Fried, Krupp AG Hoesch Krupp (Machinery)..........        20,020     3,682,219
Henkel KGAA (Chemicals)...........................         8,625       435,318
Lufthansa AG (Airlines)...........................       114,000     1,589,857
Munchener Rueckversicherungs-Gesellschaft
  (Insurance).....................................         2,782     6,739,462
SAP AG (Computer Software)........................        13,650     2,485,380
Schering AG (Pharmaceuticals).....................        14,100     1,351,647
Siemens AG (Electrical Equipment).................       132,140     7,157,696
Thyssen AG (Metals & Mining)......................         6,000     1,307,990
VEBA AG (Utilities)...............................        49,800     2,565,254
                                                                  ------------
                                                                    64,779,408
                                                                  ------------

HONG KONG (2.6%)
Bank of East Asia Ltd. (Banking)..................        60,120       206,828
Cheung Kong Holdings Ltd. (Real Estate)...........       716,000     6,285,146
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
HONG KONG (CONTINUED)
Henderson Land Development Company Ltd. (Real
  Estate).........................................       196,000  $  1,650,935
Hong Kong Electric Holdings Ltd. (Electric).......       703,500     2,488,331
HSBC Holdings PLC (Banking).......................       186,800     4,726,356
Hutchison Whampoa Ltd. (Multi - Industry).........       248,000     1,840,827
Sing Tao Holdings Ltd. (Broadcasting &
  Publishing)+....................................     2,544,000     1,083,739
Swire Pacific Ltd. (Multi - Industry).............       201,000     1,550,342
Television Broadcast Ltd. (Entertainment, Leisure
  & Media)........................................       452,000     1,855,492
                                                                  ------------
                                                                    21,687,996
                                                                  ------------

IRELAND (0.8%)
Allied Irish Banks PLC (Banking)..................       171,000     1,194,308
Bank of Ireland PLC (Banking).....................       106,000     1,106,517
CRH PLC (Building Materials)......................       144,000     1,409,108
Irish Life PLC (Insurance)........................       261,000     1,270,144
Jefferson Smurfit Group PLC (Forest Products &
  Paper)..........................................       842,500     2,062,647
                                                                  ------------
                                                                     7,042,724
                                                                  ------------

ITALY (3.6%)
Arnoldo Mondadori Editore SPA (Entertainment,
  Leisure & Media)................................       181,000     1,053,619
Assicurazioni Generali SPA (Insurance)............        93,000     1,556,451
Banca Fideuram SPA (Financial Services)...........        60,000       150,712
Banca Popolare di Bergamo Credito Varesino SPA
  (Banking).......................................       110,000     1,606,425
ENI SPA (Oil-Services)............................     1,449,000     7,355,565
Fiat SPA (Automotive).............................       826,000     2,726,192
Instituto Mobiliare Italiano SPA (Financial
  Services).......................................       113,000       962,748
Instituto Nazionale Delle Assicurazioni
  (Insurance).....................................     2,095,000     2,808,631
Mediaset SPA (Broadcasting & Publishing)..........       252,000     1,059,890

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
ITALY (CONTINUED)
Montedison SPA (Chemicals)........................     2,605,000  $  1,705,852
Parmalat Finanziaria SPA (Food, Beverages &
  Tobacco)........................................     1,045,000     1,520,000
Stet Societa' Finanziaria Telefonica SPA
  (Telecommunication Services)....................       432,000     1,602,453
Telecom Italia Mobile SPA (Telecommunication
  Services).......................................     1,173,000     2,168,701
Telecom Italia SPA (Telecommunications)...........     1,595,000     4,197,429
                                                                  ------------
                                                                    30,474,668
                                                                  ------------

JAPAN (23.5%)
Aichi Corp. (Machinery)...........................        90,000       460,956
Asahi Bank Ltd. (Banking).........................       581,000     3,557,142
Asatsu Inc. (Commercial Services).................        47,000     1,333,228
Ashikaga Bank Ltd. (Banking)......................       100,000       302,577
Canon Sales Co. Inc. (Miscellaneous)..............        93,500     1,937,633
Central Glass Co. Ltd. (Diversified
  Manufacturing)..................................       400,000     1,040,107
Cosmo Oil Co. Ltd. (Oil-Production)...............       600,000     2,444,251
Dai Ichi Pharmaceutical Co. Ltd.
  (Pharmaceuticals)...............................        87,000     1,398,471
Daido Hoxan Inc. (Chemicals)......................        50,000       164,684
Daido Steel Co. Ltd. (Metals & Mining)............       500,000     1,351,351
Daiwa Bank Ltd. (Banking).........................       549,000     1,773,619
Daiwa Danchi Co. Ltd. (Real Estate)+..............       233,000       840,863
Daiwa Securities Co. Ltd. (Financial Services)....       291,000     1,937,554
Ebara Corp. (Machinery)...........................       180,000     2,326,057
Familymart Co. Ltd. (Retail)......................        30,560     1,119,722
Fuji Bank Ltd. (Banking)..........................       112,000     1,261,996
Fuji Denki Reiki Co. Ltd. (Multi - Industry)......       120,750       737,383
Fuji Electric Co. Ltd. (Electrical Equipment).....       444,000     1,763,265
Fuji Photo Film Co. Ltd. (Electronics)............        21,000       802,537
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Fujitsu Ltd. (Computer Systems)...................       230,000  $  2,392,246
Fukui Bank Ltd. (Banking).........................       200,000       724,923
Fukuoka Chuo Bank Ltd. (Banking)..................        43,000       213,458
Furukawa Co. Ltd. (Machinery).....................        67,000       218,036
Gakken Co. Ltd. (Broadcasting & Publishing).......       270,000     1,223,308
Gunze Ltd. (Apparels & Textiles)..................       211,000       911,102
Hiroshima Bank Ltd. (Banking).....................       100,000       379,797
Hitachi Ltd. (Electrical Equipment)...............       702,000     6,361,200
Hokkai Can Co. Ltd. (Packaging & Containers)......       125,000       590,970
Hokuriku Bank Ltd. (Banking)......................       100,000       283,666
Ito - Yokado Co. Ltd. (Retail)....................        48,000     2,303,364
Itoham Foods Inc. (Food, Beverages & Tobacco).....       250,000     1,260,736
Izumi Co. Ltd. (Retail)...........................       105,000     1,356,867
Izumiya Co. Ltd. (Retail).........................        85,000     1,192,183
Japan Synthetic Rubber (Chemicals)................       402,000     3,154,928
Japan Tobacco, Inc. (Food, Beverages & Tobacco)...           250     1,593,649
Kawasaki Kisen Kaisha Ltd. (Transport &
  Services)+......................................       700,000     1,213,458
Kinki Nippon Railway (Railroads)..................       154,000       854,275
Kissei Pharmaceutical Co. Ltd.
  (Pharmaceuticals)...............................        54,000     1,025,451
Kitz Corp. (Machinery)............................       145,000       468,442
Kyocera Corp. (Electronics).......................        15,000       898,274
Maruha Corp. (Food, Beverages & Tobacco)..........       266,000       572,201
Matsushita Electric Industries Co. Ltd.
  (Electronics)...................................       400,000     6,398,234
Matsushita Refrigeration Co. (Electrical
  Equipment)......................................        75,000       391,222
Matsuzakaya Co. Ltd. (Retail).....................        74,000       506,122
Mitsubishi Electric Corp. Ltd. (Electrical
  Equipment)......................................       927,000     5,076,549
Mitsubishi Heavy Industries Ltd. (Machinery)......       710,000     4,688,203
Mitsui Fudosan Co. Ltd. (Real Estate).............       110,000     1,256,796
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining).........................................       300,000     1,177,212

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Mitsui Petrochemical Industries Ltd.
  (Chemicals).....................................       100,000  $    470,412
Mitsui Toatsu Chemicals Inc. (Chemicals)..........       650,000     1,818,217
Mitsui Trust & Banking Co. Ltd. (Banking).........       586,000     3,343,030
Mizuno Corp. (Retail).............................       262,000     1,426,538
Nagase & Co. Ltd. (Wholesale & International
  Trade)..........................................       178,000     1,220,235
Nanto Bank Ltd. (Banking).........................        96,000       563,549
New Oji Paper Co. Ltd. (Forest Products &
  Paper)..........................................       300,000     1,515,247
Nippon Express Co. Ltd. (Transport & Services)....       345,000     2,378,654
Nippon Hodo Co. Ltd. (Construction & Housing).....       130,000       918,840
Nippon Meat Packers Inc. (Food, Beverages &
  Tobacco)........................................        50,000       496,415
Nippon Road Co. Ltd. (Construction & Housing).....       100,000       351,430
Nippon Sheet Glass Co. Ltd. (Household
  Products).......................................       225,000       700,299
Nippon Shinyaku Co. Ltd. (Pharmaceuticals)........       164,000     1,256,071
Nippon Steel Corp. (Metals & Mining)..............     2,079,000     5,930,170
Nippon Telegraph & Telephone Corp.
  (Telecommunications)............................           262     2,014,235
Nippon Zeon Co. Ltd. (Chemicals)..................       180,000       822,630
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)........................................       320,000     1,802,852
Nissan Diesel Motor Co. Ltd. (Automotive).........       394,000     1,459,144
Nissan Fire & Marine Insurance Co. Ltd.
  (Insurance).....................................       411,500     1,410,468
Nissan Motor Co. Ltd. (Automotive)................       600,000     3,531,636
Nissei Sangyo Co. Ltd. (Electrical Equipment).....       131,250     1,375,482
Nomura Securities Co. Ltd. (Financial Services)...       335,000     3,748,325
North Pacific Bank Ltd. (Banking).................       220,000     1,040,107
NSK Ltd. (Machinery)..............................       365,000     2,203,057
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Okamura Corp. (Industrial)........................       140,000  $    771,097
Omron Corp. (Electrical Equipment)................        43,000       813,175
Ono Pharmaceuticals Co. Ltd. (Pharmaceuticals)....       100,000     2,836,655
Osaka Gas Co. Ltd. (Natural Gas)..................       519,000     1,243,212
Osaka Sanso Kogyo Ltd. (Chemicals)................       300,000       791,900
Pokka Corp. (Food, Beverages & Tobacco)...........        50,000       327,003
Ricoh Corp. Ltd. (Electrical Equipment)...........       226,000     2,688,992
Rohm Co. Ltd. (Semiconductors)....................        15,000     1,163,029
Sakura Bank Ltd. (Banking)........................     1,140,000     6,027,420
San-In Godo Bank Ltd. (Banking)...................       100,000       659,522
Sanden Corp. (Machinery)..........................        50,000       405,799
Sankyo Aluminum Industries Co. Ltd. (Building
  Materials)......................................        75,000       217,477
Sansei Yusoki Co. Ltd. (Machinery)................        79,000       547,790
Sanwa Bank Ltd. (Banking).........................       150,000     1,607,438
Sekisui Chemical Co. Ltd. (Chemicals).............       200,000     1,922,622
Senshukai Co. (Retail)............................       226,000     1,905,444
Shikoku Electric Power Co. Inc. (Electric)........       100,000     1,512,883
Snow Brand Milk Products Co. Ltd. (Food, Beverages
  & Tobacco)......................................       300,000     1,347,411
Sony Corp. (Electronics)..........................        63,000     4,586,872
Sumitomo Forestry Co. Ltd. (Forest Products &
  Paper)..........................................       200,000     2,032,936
Sumitomo Realty & Development Co. Ltd. (Building
  Materials)......................................       150,000     1,064,928
Sumitomo Trust & Banking Co. Ltd. (Banking).......       219,000     1,811,914
SXL Corp. (Construction & Housing)................        60,000       338,508
Tadano Ltd. (Machinery)...........................       200,000     1,378,930
Taisei Corp. (Construction & Housing).............       530,000     1,941,927

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
JAPAN (CONTINUED)
The Kagawa Bank Ltd. (Banking)....................       115,000  $    740,781
The Long Credit Bank of Japan Ltd. (Banking)......       330,000       886,691
Toda Construction Co. (Building Materials)........       100,000       535,813
Toho Bank Ltd. (Banking)..........................       140,000       682,846
Tokio Marine & Fire Insurance Co. Ltd.
  (Insurance).....................................       261,000     2,550,153
Tokyo Electric Power Co. Inc. (Electric)..........       195,000     3,457,174
Tokyo Gas Co. Ltd. (Natural Gas)..................       266,000       635,080
Tomen Corp. (Wholesale & International Trade).....       500,000     1,103,144
Toppan Printing Co. Ltd. (Broadcasting &
  Publishing).....................................       130,000     1,679,930
Topy Industries Ltd. (Manufacturing)..............       150,000       497,597
Toyoda Gosei Co. Ltd. (Automotive)................       139,000       872,926
Toyota Motor Co. Ltd. (Automotive)................       426,000    12,352,689
Tsubakimoto Chain Co. (Manufacturing).............       200,000     1,054,290
West Japan Railway Co. (Railroads)................         1,951     6,456,701
Xebio Co. Ltd. (Retail)...........................        18,000       422,662
Yamaha Motor Co. Ltd. (Automotive)................       230,000     2,047,908
Yamazaki Baking Co. Ltd. (Food, Beverages &
  Tobacco)........................................        60,000       926,641
Yokogawa Bridge Corp. (Building Materials)........       177,100     1,014,512
Yokohama Rubber Co. Ltd. (Automotive Supplies)....       700,000     2,768,891
York - Benimaru Co. Ltd. (Retail).................        39,000     1,041,762
Yuasa Trading Co. Ltd. (Wholesale & International
  Trade)..........................................       139,000       457,820
                                                                  ------------
                                                                   199,168,206
                                                                  ------------
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------

MALAYSIA (0.6%)
Commerce Asset-Holding Berhad (Banking)...........       240,000  $  1,434,272
Hong Leong Properties Berhad (Multi - Industry)...       354,000       482,346
Industrial Oxygen Inc. Berhad (Agriculture).......       592,000       735,877
Sime Darby Berhad (Multi - Industry)..............       499,800     1,520,492
Sime U.E.P. Properties Berhad (Real Estate).......       334,000       665,343
                                                                  ------------
                                                                     4,838,330
                                                                  ------------

NETHERLANDS (4.1%)
ABN Amro Holdings NV (Banking)....................        13,400       921,027
Aegon NV (Insurance)..............................        24,000     1,700,111
Dutch State Mines NV (Chemicals)..................        24,590     2,448,766
Heineken NV (Food, Beverages & Tobacco)...........         4,600       770,953
ING Groep NV (Financial Services).................        97,350     3,822,824
Koninklijke PTT Nederland NV
  (Telecommunications)............................        66,400     2,358,637
Moeara Enim Petroleum MIJ NV (New shares) (Oil-
  Services).......................................           160     3,137,403
Philips Electronics NV (Electronics)..............        62,382     3,256,621
PolyGram NV (Entertainment, Leisure & Media)......        16,700       818,666
Royal Dutch Petroleum Co. (Oil-Services)..........        46,860     8,375,640
Unilever NV (Food, Beverages & Tobacco)...........        23,145     4,501,619
Wolters Kluwer NV (Broadcasting & Publishing).....        21,880     2,593,333
                                                                  ------------
                                                                    34,705,600
                                                                  ------------

NEW ZEALAND (2.0%)
Brierley Investments Ltd. (Financial Services)....     1,482,000     1,305,167
Fletcher Challenge Building Division Ltd.
  (Building Materials)............................       577,200     1,621,047

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
NEW ZEALAND (CONTINUED)
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)...............................     1,743,200  $  3,868,223
Lion Nathan Ltd. (Food, Beverages & Tobacco)......       931,600     2,241,678
Telecom Corporation of New Zealand
  (Telecommunications)............................     1,751,300     7,857,404
                                                                  ------------
                                                                    16,893,519
                                                                  ------------

NORWAY (1.7%)
Aker ASA, Series B (Construction & Housing).......        41,700       936,974
Kvaerner ASA (Series B) (Capital Goods)...........        64,820     2,958,448
Norsk Hydro ASA (Oil-Services)....................       118,900     5,794,059
Nycomed ASA, Series B (Medical Supplies)..........        70,000     1,007,612
Orkla ASA (Multi - Industry)......................        25,700     1,988,641
Storebrand ASA, A Shares (Insurance)+.............       217,000     1,334,767
                                                                  ------------
                                                                    14,020,501
                                                                  ------------

SINGAPORE (0.9%)
Hotel Properties Ltd. (Restaurants & Hotels)......     1,193,000     1,897,158
Singapore Airlines Ltd. (Airlines)................       106,600       943,414
Singapore Land Ltd. (Real Estate).................       167,000       779,391
Singapore Press Holdings Ltd. (Entertainment,
  Leisure & Media)................................        54,000     1,000,608
Singapore Telecommunications Ltd.
  (Telecommunications)............................       590,000       995,353
The Development Bank of Singapore Ltd.
  (Banking).......................................           125         1,487
United Overseas Bank Ltd. (Banking)...............       233,000     2,190,938
                                                                  ------------
                                                                     7,808,349
                                                                  ------------
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------

SPAIN (2.4%)
Autopistas Concesionaria Espanola SA
  (Transportation)................................       127,700  $  1,477,412
Banco Bilbao Vizcaya SA (Banking).................        10,000       673,627
Banco Intercontinental Espanol (Financial
  Services).......................................         3,900       582,030
Banco Pastor SA (Banking).........................        16,200       952,648
Banco Popular Espanol SA (Banking)................        22,300     4,732,500
Hidroelectrica del Cantabrico SA (Electric).......        53,000     1,850,419
Iberdrola SA (Electric)...........................       543,600     6,140,270
Repsol SA (Gas Exploration).......................        94,500     3,965,668
                                                                  ------------
                                                                    20,374,574
                                                                  ------------

SWITZERLAND (2.9%)
Ciba Specialty Chemicals AG (Chemicals)+..........         8,490       731,778
Georg Fischer AG (Automotive Supplies)............         1,150     1,389,268
Julius Baer Holdings AG (Banking).................           490       613,565
Liechtenstein Global Trust AG (Banking)...........         2,750     1,511,770
Nestle SA (Food, Beverages & Tobacco).............         2,215     2,690,883
Novartis AG (Pharmaceuticals).....................         7,090     9,344,662
Roche Holding AG (Pharmaceuticals)................           257     2,171,554
Schweizerische Rueckversicherungs-Gesellschaft
  (Insurance).....................................         1,906     2,206,836
Schweizerischer Bankverein (Banking)..............        10,416     2,276,276
SGS-Thomson Microelectronics NV (Electronics).....           350       724,496
TAG Heuer International SA (ADR) (Apparels &
  Textiles)+......................................        13,000       182,000
Valora Holding AG (Retail)........................         2,440       533,229
                                                                  ------------
                                                                    24,376,317
                                                                  ------------

UNITED KINGDOM (17.4%)
Abbey National PLC (Banking)......................       327,000     4,563,074
Alliance & Leicester PLC (Financial Services)+....       157,500     1,461,800

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
Allied Colloids Group PLC (Chemicals).............     1,251,100  $  2,546,475
Allied Domecq PLC (Food, Beverages & Tobacco).....       328,000     2,315,125
Amersham International PLC (Biotechnology)........        58,500     1,200,764
Argyll Group PLC (Retail).........................       256,500     1,423,393
BAT Industries PLC (Food, Beverages & Tobacco)....       406,600     3,424,097
Britannic Assurance PLC (Insurance)...............       135,600     1,876,809
British Airways PLC (Airlines)....................       281,000     3,214,451
British Petroleum Co. PLC (Oil-Services)..........       651,370     7,482,942
British Telecommunications PLC
  (Telecommunications)............................       865,000     6,344,040
BTR PLC (Multi - Industry)........................       395,500     1,617,180
Burmah Castrol PLC (Oil-Production)...............        56,200       921,020
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)........................................       395,300     3,284,038
Compass Group PLC (Food, Beverages & Tobacco).....       243,200     2,667,606
Dalgety PLC (Food, Beverages & Tobacco)...........       359,600     1,820,479
EMI Group PLC (Entertainment, Leisure & Media)....       148,100     2,943,761
Flextech PLC (Broadcasting & Publishing)+.........        86,500       870,200
General Electric Co. PLC (Electrical Equipment)...       225,500     1,340,351
Glaxo Wellcome PLC (Pharmaceuticals)..............       627,700    12,354,475
Glynwed International PLC (Metals & Mining).......       300,200     1,256,729
Guardian Royal Exchange PLC (Insurance)...........       889,000     3,974,063
Guinness PLC (Food, Beverages & Tobacco)..........       406,400     3,363,065
Hillsdown Holdings PLC (Food, Beverages &
  Tobacco)........................................       703,000     2,076,051
HSBC Holdings PLC (Banking).......................       297,000     7,802,156
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
Kingfisher PLC (Retail)...........................       258,200  $  2,798,621
Ladbroke Group PLC (Entertainment, Leisure &
  Media)..........................................       342,300     1,277,456
Lloyds TSB Group PLC (Banking)....................       811,850     7,416,441
Lucas Varity PLC (Automotive Supplies)+...........       479,900     1,456,142
MEPC PLC (Real Estate)............................       290,000     2,141,020
Pilkington PLC (Building Materials)...............       833,000     1,500,304
Racal Electronic PLC (Telecommunications-
  Equipment)......................................       467,600     1,809,565
Rank Group PLC (Entertainment, Leisure & Media)...       399,000     2,751,523
Reuters Holdings PLC (Broadcasting &
  Publishing).....................................       129,100     1,328,088
RMC Group PLC (Building Materials)................       102,000     1,560,714
Rolls-Royce PLC (Aerospace).......................       449,000     1,770,370
Royal Bank of Scotland Group PLC (Banking)........       302,300     2,854,779
RTZ Corp. PLC (Metals & Mining)...................       134,000     2,130,798
Sainsbury (J.) PLC (Retail).......................       559,000     3,002,280
Scottish Hydro-Electric PLC (Utilities)...........       202,000     1,288,117
Scottish Power PLC (Electric).....................       696,000     4,223,692
Sears PLC (Retail)................................     3,079,000     3,846,908
Shell Transport & Trading Co. (Oil-Services)......        62,400     1,114,423
SmithKline Beecham PLC (Pharmaceuticals)..........        98,066     1,577,693
Standard Chartered PLC (Banking)..................       123,300     1,860,619
Storehouse PLC (Retail)...........................       338,500     1,213,842
Tomkins PLC (Multi - Industry)....................       495,000     2,136,477
Vickers PLC (Capital Goods).......................       328,300     1,134,650
Vodafone Group PLC (Telecommunications)...........       931,900     4,173,397
Wessex Water PLC (Water)..........................       475,000     2,851,719

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
UNITED KINGDOM (CONTINUED)
Willis Corroon Group PLC (Insurance)..............       544,000  $  1,279,907
Zeneca Group PLC (Pharmaceuticals)................       173,000     5,232,429
                                                                  ------------
                                                                   147,876,118
                                                                  ------------
  TOTAL COMMON STOCK (COST $686,944,074)..........                 718,444,050
                                                                  ------------
PREFERRED STOCK (1.7%)
AUSTRALIA (0.5%)
News Corp. Ltd. (Broadcasting & Publishing).......     1,072,863     4,100,703
                                                                  ------------
GERMANY (1.2%)
GEA AG (Machinery)................................         3,815     1,299,818
Henkel KGAA (Chemicals)...........................        20,750     1,126,373
Jungheinrich AG (Machinery).......................        10,530     1,459,405
MAN AG (Automotive)...............................         2,459       558,068
RWE AG (Utilities)................................        50,260     1,689,202
Volkswagen AG (Automotive)........................         9,450     4,682,257
                                                                  ------------
                                                                    10,815,123
                                                                  ------------
  TOTAL PREFERRED STOCK (COST $13,271,063)........                  14,915,826
                                                                  ------------

WARRANTS (1.1%)
GERMANY (0.8%)
Allianz AG Holding, Expiring 2/23/98
  (Insurance)+....................................        12,230       946,384
Veba International Finance, Expiring 4/6/98
  (Utilities)+....................................         8,870     2,571,364
Volkswagen AG, Expiring 10/27/98 (Automotive)+....         9,710     3,280,282
                                                                  ------------
                                                                     6,798,030
                                                                  ------------

JAPAN (0.2%)
Dowa Mining Co. Ltd., Expiring 12/09/97 (Metals &
  Mining)+........................................           391        58,650
Kyocera Corp., Expiring 1/23/98 (Electrical
  Equipment)+.....................................            20        15,750
               SECURITY DESCRIPTION                    SHARES        VALUE
--------------------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Rohm Co., Expiring 11/20/97 (Semiconductors)+.....           800  $  1,024,814
Shin-Etsu Chemical Co. Ltd., Expiring 8/1/00
  (Chemicals)+....................................           430       634,250
                                                                  ------------
                                                                     1,733,464
                                                                  ------------

MALAYSIA (0.1%)
Petronas Dagangan Berhad, Expiring 2/24/99
  (Retail)+.......................................       805,000       949,329
                                                                  ------------

SINGAPORE (0.0%)*
United Overseas Land Ltd., Expiring 5/28/01
  (Building Materials)+...........................           900           510
                                                                  ------------

SWITZERLAND (0.0%)*
Schweizerischer Bankverein, Expiring 6/30/00
  (Banking)+......................................         1,880         9,761
                                                                  ------------
  TOTAL WARRANTS (COST $6,902,826)................                   9,491,094
                                                                  ------------
                                                     PRINCIPAL
                                                       AMOUNT
                                                    ------------
CONVERTIBLE BONDS (2.6%)
JAPAN (2.6%)

                                                        (IN JPY)
                                                    ------------
BOT Cayman Finance Ltd., 4.25% due 03/31/49
  (Financial Services)............................   950,000,000     9,282,167
Canon Inc., 1.30% due 12/19/08 (Electric).........   111,000,000     1,758,892
NEC Corp., 1.90% due 03/30/01 (Computer
  Systems)........................................   336,000,000     4,183,121

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

                                                     PRINCIPAL
               SECURITY DESCRIPTION                    AMOUNT        VALUE
--------------------------------------------------  ------------  ------------
JAPAN (CONTINUED)
Toyota Motor Corp., 1.20% due 01/28/98
  (Automotive)....................................   300,000,000  $  4,491,371
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14 (Commercial Services)..................   250,000,000     2,637,203
                                                                  ------------
  TOTAL CONVERTIBLE BONDS (COST $22,987,776)......                  22,352,754
                                                                  ------------
SHORT-TERM INVESTMENTS (7.9%)
EURO DOLLAR TIME DEPOSITS (1.8%)
State Street Bank Euro Dollar, 5.25% due
  05/01/97........................................  $ 14,790,000    14,790,000
                                                                  ------------

REPURCHASE AGREEMENT (5.5%)
State Street Bank and Trust, dated 04/30/97 due
  05/01/97, proceeds $46,659,480 (collateralized
  by U.S. Treasury Note, 7.125%, due 02/15/23,
  valued at $47,590,339)..........................    46,653,000    46,653,000
                                                                  ------------
                                                     PRINCIPAL
               SECURITY DESCRIPTION                    AMOUNT        VALUE
--------------------------------------------------  ------------  ------------

U.S. TREASURY OBLIGATIONS (0.6%)
United States Treasury Bills, 5.13% due
  06/19/97........................................  $  5,410,000  $  5,371,861
                                                                  ------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $66,815,758)...................................                  66,814,861
                                                                  ------------
TOTAL INVESTMENTS (COST $796,921,497) (98.0%)...................   832,018,585
OTHER ASSETS IN EXCESS OF LIABILITIES (2.0%)....................    16,566,781
                                                                  ------------
NET ASSETS (100.0%).............................................  $848,585,366
                                                                  ------------
                                                                  ------------

------------------------------
Note: The cost of securities for Federal Income Tax purposes at April 30, 1997, was $797,186,874, the aggregate gross unrealized appreciation and depreciation was $111,699,133 and $76,867,422, respectively, resulting in net unrealized appreciation of $34,831,711.

+ - Non-income producing security.

* - Less than .1%

ADR - Securities whose value is determined or significantly influenced by trading on exchanges not located in the US or Canada. ADR after the name of a foreign holding stands for American Depository Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank.

JPY - Japanese Yen

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        19.6%
Food, Beverage & Tobacco..........................         5.3%
Pharmaceuticals...................................         5.2%
Automotive........................................         4.9%
Oil-Services......................................         4.9%
Insurance.........................................         4.8%
Retail............................................         4.4%
Chemicals.........................................         4.1%
Metals & Mining...................................         3.8%
Telecommunications................................         3.4%
Electrical Equipment..............................         3.2%
Financial Services................................         3.1%
Electric..........................................         2.6%
Machinery.........................................         2.6%
Electronics.......................................         2.5%
Utilities.........................................         2.2%
Building Materials................................         1.9%
Broadcasting & Publishing.........................         1.8%
Entertainment, Leisure & Media....................         1.8%
Real Estate.......................................         1.6%
Forest Products & Paper...........................         1.5%
Telecommunication Services........................         1.5%
Multi-Industry....................................         1.4%
Construction & Housing............................         0.9%
Railroads.........................................         0.9%
Telecommunications-Equipment......................         0.9%
Commercial Services...............................         0.8%
Computer Systems..................................         0.8%
Airlines..........................................         0.7%
Automotive Supplies...............................         0.7%
Oil-Production....................................         0.7%
Government Obligations............................         0.6%
Capital Goods.....................................         0.5%
Gas Exploration...................................         0.5%
Transport & Services..............................         0.4%
Computer Software.................................         0.3%
Semiconductors....................................         0.3%
Water.............................................         0.3%
Wholesale & International Trade...................         0.3%
Aerospace.........................................         0.2%
Health Services...................................         0.2%
Industrial........................................         0.2%
Manufacturing.....................................         0.2%
Miscellaneous.....................................         0.2%
Natural Gas.......................................         0.2%
Restauraunt & Hotels..............................         0.2%
Transportation....................................         0.2%
Agriculture.......................................         0.1%
Apparels & Textiles...............................         0.1%
Biotechnology.....................................         0.1%
Diversified Manufacturing.........................         0.1%
Household Products................................         0.1%
Medical Supplies..................................         0.1%
Packaging & Containers............................         0.1%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $796,921,497 )          $832,018,585
Foreign Currency at Value (Cost $14,578,313 )        14,376,093
Cash                                                        536
Receivable for Investments Sold                       6,401,260
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  1,090,620
Dividends Receivable                                  3,070,267
Variation Margin Receivable                           1,360,668
Foreign Tax Reclaim Receivable                        1,182,820
Interest Receivable                                     453,502
Prepaid Trustees' Fees                                    3,186
Prepaid Expenses and Other Assets                         1,055
                                                   ------------
    Total Assets                                    859,958,592
                                                   ------------

LIABILITIES
Payable for Investments Purchased                    10,654,469
Unrealized Depreciation of Spot Foreign Currency
  Contracts                                               2,994
Advisory Fee Payable                                    413,555
Custody Fee Payable                                     217,856
Administration Fee Payable                               13,592
Administrative Services Fee Payable                      12,069
Fund Services Fee Payable                                   526
Accrued Expenses                                         58,165
                                                   ------------
    Total Liabilities                                11,373,226
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $848,585,366
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $1,060,055 )                                                $ 6,811,555
Interest Income (Net of Foreign Withholding Tax
  of $2,931 )                                                      1,589,479
                                                                 -----------
    Investment Income                                              8,401,034

EXPENSES
Advisory Fee                                       $ 2,718,767
Custodian Fees and Expenses                            584,388
Administrative Services Fee                            142,655
Professional Fees and Expenses                          27,926
Fund Services Fee                                       16,371
Administration Fee                                      11,466
Trustees' Fees and Expenses                              8,112
Printing Expenses                                        2,653
Insurance Expense                                        1,692
Registration Fees                                          247
Miscellaneous                                               13
                                                   -----------
    Total Expenses                                                 3,514,290
                                                                 -----------
NET INVESTMENT INCOME                                              4,886,744

NET REALIZED GAIN ON
  Investment Transactions (including $1,356,808
    net realized gain from futures contracts)        9,275,292
  Foreign Currency Transactions                     12,205,414
                                                   -----------
    Net Realized Gain                                             21,480,706

NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investment                                          (187,364)
  Foreign Currency Contracts and Translations        1,326,977
                                                   -----------
    Net Change in Unrealized Appreciation                          1,139,613
                                                                 -----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $27,507,063
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE SIX
                                                   MONTHS ENDED
                                                     APRIL 30,      FOR THE FISCAL
                                                       1997           YEAR ENDED
                                                    (UNAUDITED)    OCTOBER 31, 1996
                                                   -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $   4,886,744   $     11,608,802
Net Realized Gain on Investment and Foreign
  Currency Transactions                               21,480,706         34,313,067
Net Change in Unrealized Appreciation of
  Investment and Foreign Currency Translations         1,139,613         43,415,853
                                                   -------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                      27,507,063         89,337,722
                                                   -------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         99,764,977        369,388,677
Withdrawals                                         (205,458,629)      (185,257,400)
                                                   -------------   ----------------
    Net Increase (Decrease) from Investors'
      Transactions                                  (105,693,652)       184,131,277
                                                   -------------   ----------------
    Total Increase (Decrease) in Net Assets          (78,186,589)       273,468,999
NET ASSETS
Beginning of Period                                  926,771,955        653,302,956
                                                   -------------   ----------------
End of Period                                      $ 848,585,366   $    926,771,955
                                                   -------------   ----------------
                                                   -------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL YEAR     FOR THE PERIOD
                                    FOR THE                ENDED           OCTOBER 4, 1993
                                SIX MONTHS ENDED        OCTOBER 31,        (COMMENCEMENT OF
                                 APRIL 30, 1997    ----------------------   OPERATIONS) TO
                                  (UNAUDITED)       1996    1995    1994   OCTOBER 31, 1993
                                ----------------   ------  ------  ------  ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                            0.77%(a)       0.79%   0.82%   0.95%       0.99%(a)
  Net Investment Income               1.08%(a)       1.39%   1.31%   0.93%       0.43%(a)
  Decrease Reflected in
    Expense Ratio due to
    Expense Reimbursement               --             --      --      --        0.17%(a)
Portfolio Turnover                      29%            57%     59%     56%         54%(b)
Average Broker Commissions           .0008          .0020      --      --          --

------------------------
(a) Annualized.

(b) Portfolio turnover for the fiscal year ended October 31,1993, included the portfolio activity of The Pierpont International Equity Fund, Inc.for the period November 1, 1992 through October 3, 1993, prior to conversion when The Pierpont International Equity Fund, Inc. contributed all of its investable assets to the Portfolio.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
APRIL 30, 1997
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the Portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. Prior to May 12, 1997, the Portfolio's name was The Non-U.S. Equity Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts stated in foreign currencies are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations. At April 30, 1997, the Portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                      COST/       VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                  PROCEEDS       4/30/97     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
German Mark 8,685,377, expiring 7/24/97..........  $ 5,046,000   $ 5,047,516   $       1,516
Japanese Yen 672,767,869, expiring 7/24/97.......    5,414,500     5,369,870         (44,630)
Japanese Yen 677,175,272, expiring 7/24/97.......    5,414,500     5,405,049          (9,451)
Japanese Yen 1,257,761,909, expiring
 7/24/97.........................................   10,044,000    10,039,152          (4,848)
SALES CONTRACTS
-------------------------------------------------
German Mark 25,019,192, expiring 7/24/97.........   14,579,949    14,539,930          40,019
French Franc 58,800,695, expiring 7/24/97........   10,187,231    10,134,134          53,097
Japanese Yen 621,962,172, expiring 7/24/97.......    5,004,000     4,964,352          39,648
Japanese Yen 12,267,955,376, expiring
 7/24/97.........................................   98,935,124    97,919,855       1,015,269
                                                                               --------------
NET UNREALIZED APPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $   1,090,620
                                                                               --------------
                                                                               --------------

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets and the possible inability of counterparties to meet the terms of the contracts. Futures transactions during the six months ended April 30, 1997 are summarized as follows:

                                                   NUMBER OF   PRINCIPAL AMOUNT
                                                   CONTRACTS     OF CONTRACTS
                                                   ---------   ----------------
Contracts opened.................................     1,840    $   190,417,749
Contracts closed.................................    (1,317)      (138,442,070)
                                                   ---------   ----------------
Contracts open at end of period..................       523    $    51,975,679
                                                   ---------   ----------------
                                                   ---------   ----------------

      SUMMARY OF OPEN CONTRACTS AT APRIL 30, 1997

                                                                    NET UNREALIZED
                                                   CONTRACTS LONG    APPRECIATION
                                                   --------------   --------------
Australian All Ord. Index, expiring June 1997....            245    $     422,198
DAX Index, expiring June 1997....................             62          718,443
FTSE 100 Index, expiring June 1997...............             78          241,176
Topix Index, expiring June 1997..................            138          798,676
                                                   --------------   --------------
Totals...........................................            523    $   2,180,493
                                                   --------------   --------------
                                                   --------------   --------------

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.60% of the Portfolio's average daily net assets. For the six months ended April 30, 1997, such fees amounted to $2,718,767.

    b)The Portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer to serve as co-administrator and exclusive placement agent. Under a Co-Administration Agreement, FDI provides administrative services necessary for the operation of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with FDI. Under the Co-Administration Agreement, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds, the Portfolio and other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds and The JPM Institutional Funds invest, JPM Series Trust and JPM Series Trust II. For the six months ended April 30, 1997, the fee for these services amounted to $11,466.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were being liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, The JPM Pierpont Funds, The JPM Institutional Funds and JPM Series Trust. For the six months ended April 30, 1997, the fee for these services amounted to $142,655.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $16,371 for the six months ended April 30, 1997.

    e)An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios, and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. Prior to April 1, 1997, the aggregate annual Trustee Fee was $65,000. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
APRIL 30, 1997
--------------------------------------------------------------------------------
      and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,307.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended April 30, 1997 were as follows:

                          COST OF           PROCEEDS
                          PURCHASES        FROM SALES
                          ------------    ------------
                          $248,319,612    $362,421,205